Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Accumulated Depreciation [Abstract]
Depreciation for the period	$ (11,198)	$ (6,983)
Net book value	455,440		$ 426,467
Vessels [Member]
Cost [Abstract]
Beginning balance	488,049	307,870	307,870
Additions	40,101		197,306
Disposals	0		(17,127)
Ending balance	528,150		488,049
Accumulated Depreciation [Abstract]
Beginning balance	(61,987)	$ (51,133)	(51,133)
Depreciation for the period	(11,143)		(17,076)
Disposals	0		6,222
Ending balance	(73,130)		(61,987)
Net book value	$ 455,020		$ 426,062